Expense Example - FidelitySAITax-FreeBondFund-PRO - FidelitySAITax-FreeBondFund-PRO - Fidelity SAI Tax-Free Bond Fund - Fidelity SAI Tax-Free Bond Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 26
3 years	97
5 years	179
10 years	$ 419